SHARE BASED COMPENSATION - Summary of Employee Share Option Activity (Detail) - Share option - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of options
Outstanding	11,653,513	17,946,980	20,681,080
Granted	26,500,000	1,915,000	245,000
Exercised	(2,117,647)	(7,288,275)	(2,750,350)
Forfeited	(328,984)	(920,192)	(228,750)
Outstanding	35,706,882	11,653,513	17,946,980
Vested and expected to vest	35,706,882	11,653,513	17,946,980
Exercisable	8,748,351	7,136,252	9,280,320
Weighted average exercise price
Outstanding	$ 5.11	$ 3.05	$ 2.87
Granted	15.00	14.19	10.80
Exercised	2.16	2.57	2.08
Forfeited	14.03	4.01	6.93
Outstanding	12.54	5.11	3.05
Vested and expected to vest	12.54	5.11	3.05
Exercisable	$ 5.25	$ 3.02	$ 2.62
Weighted average remaining contractual term, Outstanding	8 years 4 months 17 days	6 years 10 months 24 days
Weighted average remaining contractual term, Exercisable	6 years 11 days	6 years 3 months 11 days
Aggregate intrinsic value, Outstanding	$ 58,007	$ 97,415
Aggregate intrinsic value, Exercisable	$ 56,918	$ 73,599